Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The results of operations of the acquired Converted Organics business and the estimated fair market values of the assets acquired and liabilities assumed have been included in the consolidated financial statements of the Company since the date of Merger.

BUSINESS ACQUISITION

Acquired businesses are accounted for using the acquisition method of accounting. The acquisition method of accounting for acquired businesses requires, among other things, that most assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date. The excess of the purchase price over the assigned values of the net assets acquired, if any, is recorded as goodwill. Transaction costs are expensed as incurred.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified for comparative purposes to conform to the fiscal 2013 presentation. These reclassifications have no impact on the previously reported net income (loss).

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates its estimates, including those related to stock-based compensation expense, impairment of long-lived assets, the determination of the economic useful life of property and equipment and intangible assets, income taxes and valuation allowances against net deferred tax assets, and the application of the acquisition method of accounting for business combinations. Management bases its estimates on historical experience or on various other assumptions that it believes to be reasonable under the circumstances. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company considers all highly liquid instruments with original maturities of three months or less when purchased to be cash equivalents. Included in cash and cash equivalents are demand deposits and money market accounts.

CONCENTRATIONS OF CREDIT RISK

The Company maintains its cash and cash equivalents in financial institutions located in the United States. At times, the Company’s cash and cash equivalent balances may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The Company has not experienced any losses in such accounts. As of December 31, 2013 and 2012, substantially all of the company’s cash and cash equivalents are uninsured.

As of December 31, 2013, two customers of the organic fertilizer segment accounted for 37% and 16% of the Company’s accounts receivable balance.

During 2013, approximately 14%, 19% and 35% of the revenues generated by the company were from three customers.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company does not currently require any collateral for accounts receivable. The Company regularly reviews the allowance by considering factors such as historical experience, credit quality, the age of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay. Bad debt expense for the year ended December 31, 2013 was not material. The allowance for doubtful accounts as of December 31, 2013 was not material. The Company did not have any accounts receivable prior to the Merger.

INVENTORIES

Inventories are valued at the lower of cost or market. Cost is determined using the first-in, first-out method for all inventories. The Company’s policy is to write down inventory that has become obsolete, inventory that has a cost basis in excess of its expected net realizable value and inventory in excess of expected requirements. There were no material write-downs as of December 31, 2013

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost. Depreciation is calculated on the straight-line method over the estimated useful lives of the related assets which range from 3 to 10 years. Leasehold improvements are amortized on the straight-line method over the shorter of the remaining lease term or the estimated useful economic lives of the related assets using the straight line method. The costs of additions and betterments are capitalized and expenditures for repairs and maintenance are expensed in the period incurred. When items of property and equipment are sold or retired, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is included in income.

PATENTS

The Company owns or possesses licenses to use its patents. The Company’s patent costs were fully amortized prior to January 1, 2012. The costs of maintaining patents are expensed as incurred. Patents as of December 31, 2013 and 2012 are as follows:

	As of December 31,
	(In thousands)
	2013	2012
Patents	$18,052	$18,052
Less: accumulated amortization	(18,052)	(18,052)

Total	$—	$—

INTANGIBLE ASSETS

Intangible assets acquired individually, with a group of other assets, or in a business combination, are recorded at fair value. The Company’s identifiable intangible assets consist of customer relationships acquired as part of the Merger. The fair value of intangible assets acquired was determined based on a discounted cash flow analysis. Identifiable intangible assets are being amortized over the period of estimated benefit using the straight-line method, which approximates the customer attrition rate, reflecting the pattern of economic benefits associated with these assets, and have estimated useful lives of six years.

GOODWILL

The Company records goodwill when the purchase price of an acquisition exceeds the fair value of the net tangible and intangible assets as of the date of acquisition. The Company performs an annual review of goodwill for indicators of impairment. When it is determined that goodwill may be impaired, the Company performs an impairment assessment of the acquired reporting unit and impairment tests using a fair value approach. As of December 31, 2013, the company has not identified any such impairments.

INVESTMENTS

Investments in common and preferred stock in which the Company has significant influence, but less than a controlling voting interest, are accounted for using the equity method and are classified as non-current assets. Significant influence is presumed to exist when the Company holds more than 20% of the investee’s voting instruments. Other investments that are not controlled, and over which the Company does not have the ability to exercise significant influence are accounted for under the cost method. All of the Company’s investments as of December 31, 2013 and 2012 are accounted for under the cost method.

IMPAIRMENT OF LONG-LIVED ASSETS AND OTHER ACQUIRED INTANGIBLE ASSETS

Long-lived assets, such as property and equipment and intangible assets, are evaluated for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. The carrying amount of a long lived asset is not recoverable if it exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. The amount of impairment loss, if any, is measured as the difference between the carrying value of the asset and its estimated fair value. Fair value is estimated based on the best information available and by making necessary estimates, judgments and projections. For purposes of these tests, long-lived assets must be grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of December 31, 2013, the Company has not identified any such impairments.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The reported amounts of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, approximate their fair value due to their short maturities.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. These fair value measurements apply to all financial instruments that are measured and reported on a fair value basis.

Where available, fair value is based on observable market prices or is derived from such prices. The Company uses the market approach valuation technique to value its investments. The market approach uses prices and other pertinent information generated from market transactions involving identical or comparable assets or liabilities. The types of factors that the Company may take into account in fair value pricing the investments include available current market data, including relevant and applicable market quotes.

Based on the observability of the inputs used in the valuation techniques, financial instruments are categorized according to the fair value hierarchy, which ranks the quality and reliability of the information used to determine fair values.

Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1 - Observable inputs such as quoted prices in active markets.

Level 2 - Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly.

Level 3 - Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the assignment of an asset or liability within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

REVENUE RECOGNITION

Revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product or service has occurred, all obligations have been performed pursuant to the terms of the agreement, the sales price is fixed or determinable, and collectability is reasonably assured.

Revenue from the Company’s web and network security technology business results from grants of licenses to its patents and settlements reached from legal enforcement of the Company’s patent rights. Revenue is recognized when the arrangement with the licensee has been signed and the license has been delivered and made effective, provided license fees are fixed or determinable and collectability is reasonably assured. The fair value of licenses achieved by ordinary business negotiations is recognized as revenue.

The amount of consideration received upon any settlement or judgment is allocated to each element of the settlement based on the fair value of each element. Elements related to licensing agreements, royalty revenues, net of contingent legal fees, are recognized as revenue in the consolidated statement of operations. Elements that are not related to license agreements and royalty revenue in nature will be reflected as a separate line item within the other income section of the consolidated statements of operations. Elements provided in either settlement agreements or judgments include: the value of a license, legal release, and interest. When settlements or judgments are achieved at discounts to the fair value of a license, the Company allocates the full settlement or judgment, excluding specifically named elements as mentioned above, to the value of the license agreement or royalty revenue under the residual method. Legal release as part of a settlement agreement is recognized as a separate line item in the consolidated statements of operations when value can be allocated to the legal release. When the Company reaches a settlement with a defendant, no value is allocated to the legal release since the existence of a settlement removes legal standing to bring a claim of infringement and without a legal claim, the legal release has no economic value. The element that is applicable to interest income will be recorded as a separate line item in other income. The Company does not assume future performance obligations in its license arrangements.

REVENUE RECOGNITION, CONTINUED

The Company’s organic fertilizer operation generates revenues from two sources, namely, product sales and tip fees. Product sales revenue comes from the sale of fertilizer products and is recognized upon delivery. Tip fee revenue is derived from waste haulers who pay the Company “tip” fees for accepting food waste generated by food distributors such as grocery stores, produce docks and fish markets, food processors and hospitality venues such as hotels, restaurants, convention centers and airports. Tip fee revenue is recognized straight-line over the period the fees are earned.

STOCK-BASED COMPENSATION

The Company measures compensation cost for all employee stock-based awards at their fair values on the date of grant. Stock-based awards issued to non-employees are measured at their fair values on the date of grant, and are re-measured at each reporting period through their vesting dates. When a non-employee becomes an employee and continues to vest in the award, the fair value of the individual’s award is re-measured on the date that he becomes an employee, and then is not subsequently re-measured at future reporting dates. The fair value of stock based awards is recognized as expense over the service period, net of estimated forfeitures, using the straight-line method for stock options and restricted stock. The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock-based awards.

NET INCOME (LOSS) PER COMMON SHARE

Basic net income (loss) per common share is based upon the weighted-average number of common shares outstanding. Diluted net income (loss) per common share is based on the weighted-average number of common shares outstanding and potentially dilutive common shares outstanding. Basic and diluted net income (loss) per common share were computed as follows:

	For the Years Ended
	December 31,
	2013	2012	2011
	(In thousands, except share and per share data)
Numerator:
Net (loss) income	$(6,072)	$50,985	$24,098

Denominator:
Weighted-average common shares:
Basic and diluted	21,601,974	20,590,596	20,590,596

Net (loss) income per common share:
Basic and diluted	$(0.28)	$2.48	$1.17

NET INCOME (LOSS) PER COMMON SHARE, CONTINUED

Potentially dilutive common shares from employee equity plans and warrants are determined by applying the treasury stock method to the assumed exercise of warrants and share options and are excluded from the computation of diluted net loss per share if their inclusion would be anti-dilutive and consist of the following:

December 31,
2013
Options	1,625,476
Warrants*	—

Total	1,625,476

*	Warrants are currently exercisable for less than one share of common stock, and are therefore anti-dilutive, as a result of the 1-for-10 reverse stock split that we effected on November 8, 2011, the 1-for-500 reverse stock split that we effected on March 5, 2012, the 1-for-500 reverse stock split that we effected on June 3, 2013 and the 1-for-12 reverse stock split we effected on August 22, 2013. The warrants are subject to further adjustments in the future, which may have the effect of increasing or decreasing the exercise price and the number of shares issuable upon exercise of the warrants.

The company did not have potentially dilutive common shares from employees equity plans and warrants as of December 31, 2012 and 2011

INCOME TAXES

The Former Parent files its consolidated income tax returns in the U.S. federal jurisdiction and has filed consolidated income tax returns in the state of California through 2010. The Former Parent’s federal income tax returns for tax years after 2008 remain subject to examination by the federal tax authorities. The Former Parent did not file separate income returns for its wholly-owned subsidiary. The former Parent’s State income tax revenues for tax years after 2008 remain subject to examination by the state tax authorities.

The Company utilizes the separate return method in accounting for income taxes. The Company accounts for income taxes pursuant to the asset and liability method which requires deferred income tax assets and liabilities to be computed annually for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. The income tax provision or benefit is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

The benefit of tax positions taken or expected to be taken in income tax returns are recognized in the financial statements if such positions are more likely than not of being sustained. As of December 31, 2013 and 2012, no liability for unrecognized tax benefits was required to be reported. The Company does not expect its unrecognized tax benefit position to change during the next twelve months.

The Company’s policy is to classify assessments, if any, for tax-related interest as interest expense and penalties as general and administrative expenses. There were no amounts accrued for penalties or interest as of, or during the years ended December 31, 2013, 2012 and 2011.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”). ASU 2013-11 clarifies guidance and eliminates diversity in practice on the presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. This new guidance is effective for annual reporting periods beginning on or after December 15, 2013 and subsequent interim periods. ASU 2013-11 is not applicable to the Company since the Company did not have uncertain tax positions for the years ended December 31, 2013, 2012 and 2011.

Other recent accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.

SUBSEQUENT EVENTS

Management has evaluated subsequent events or transactions occurring through the date the financial statements were issued. Management concluded that no additional subsequent events required disclosure in these financial statements other than those disclosed in these notes to these financial statements.